Activities of Orange Bank - Financial assets related to Orange Bank - After IFRS (Details) - EUR (€) € in Millions			12 Months Ended
	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2019	Dec. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Current financial assets related to Orange Bank activities	€ 3,075		€ 3,095	€ 3,275
Non-current	1,617		1,259	1,464
Orange Bank, operating segment [member] | Operating segments [member]
Disclosure of detailed information about financial instruments [line items]
Current financial assets related to Orange Bank activities			3,098
Non-current			1,259
Financial assets relating to banking activities	4,692	€ 4,885	4,357	4,891
Orange Bank, operating segment [member] | Operating segments [member] | Financial assets at fair value through other comprehensive income, category [member]
Disclosure of detailed information about financial instruments [line items]
Current financial assets related to Orange Bank activities			3
Non-current			653
Financial assets relating to banking activities	925	786	656
Orange Bank, operating segment [member] | Operating segments [member] | Financial assets at fair value through other comprehensive income that will not be reclassified to profit or loss [member]
Disclosure of detailed information about financial instruments [line items]
Non-current			2
Financial assets relating to banking activities	1		2
Orange Bank, operating segment [member] | Operating segments [member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of detailed information about financial instruments [line items]
Current financial assets related to Orange Bank activities			79
Non-current			100
Financial assets relating to banking activities	152	242	179	233
Orange Bank, operating segment [member] | Operating segments [member] | Financial assets at amortised cost, category [member]
Disclosure of detailed information about financial instruments [line items]
Current financial assets related to Orange Bank activities			3,016
Non-current			504
Financial assets relating to banking activities	3,614	3,857	3,519
Orange Bank, operating segment [member] | Operating segments [member] | Debt securities [member] | Financial assets at fair value through other comprehensive income, category [member]
Disclosure of detailed information about financial instruments [line items]
Current financial assets related to Orange Bank activities			3
Non-current			653
Financial assets relating to banking activities	925	786	656
Orange Bank, operating segment [member] | Operating segments [member] | Cash collateral paid [member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of detailed information about financial instruments [line items]
Non-current			76
Financial assets relating to banking activities	57	62	76	62
Orange Bank, operating segment [member] | Operating segments [member] | Other financial assets including receivables related to investments [member] | Financial assets at amortised cost, category [member]
Disclosure of detailed information about financial instruments [line items]
Current financial assets related to Orange Bank activities			3
Financial assets relating to banking activities		152	3
Orange Bank, operating segment [member] | Operating segments [member] | Other financial assets [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets relating to banking activities				3,248
Orange Bank, operating segment [member] | Operating segments [member] | Other financial assets [member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of detailed information about financial instruments [line items]
Non-current			25
Financial assets relating to banking activities	23	9	25
Orange Bank, operating segment [member] | Operating segments [member] | Investments securities [member] | Financial assets at fair value through other comprehensive income that will not be reclassified to profit or loss [member]
Disclosure of detailed information about financial instruments [line items]
Non-current			2
Financial assets relating to banking activities	1		2
Orange Bank, operating segment [member] | Operating segments [member] | Investments at fair value [member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of detailed information about financial instruments [line items]
Current financial assets related to Orange Bank activities			79
Financial assets relating to banking activities	72	171	79	€ 171
Orange Bank, operating segment [member] | Operating segments [member] | IFRS Fixed Income Securities [Member] | Financial assets at amortised cost, category [member]
Disclosure of detailed information about financial instruments [line items]
Current financial assets related to Orange Bank activities			3
Non-current			504
Financial assets relating to banking activities	614	615	506
Orange Bank, operating segment [member] | Operating segments [member] | Loans and receivables to customers [member] | Financial assets at amortised cost, category [member]
Disclosure of detailed information about financial instruments [line items]
Current financial assets related to Orange Bank activities			1,937
Financial assets relating to banking activities	2,000	2,147	1,937
Orange Bank, operating segment [member] | Operating segments [member] | Loans and receivables to credit institutions [member] | Financial assets at amortised cost, category [member]
Disclosure of detailed information about financial instruments [line items]
Current financial assets related to Orange Bank activities			1,073
Financial assets relating to banking activities	€ 1,000	€ 943	€ 1,073